Equity Instruments	6 Months Ended
Jun. 30, 2018
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Equity Instruments

NOTE 10. EQUITY INSTRUMENTS

As of June 30, 2018, due to the adoption of IFRS 9, PEMEX classified its TAG Norte Holding, S. de R.L. de C.V. and TAG Pipeline Sur, S. de R.L. de C.V. shares of Ps. 1,056,968 as equity instruments.

Before the initial application date of IFRS 9 (January 1, 2018), PEMEX classified these shares as available-for-sale financial assets. Beginning January 1, 2018 these shares are now classified as equity instruments.

As of June 30, 2018 and as of December 31, 2017, PEMEX was in the process of selling its shares of TAG Norte Holding, S. de R.L. de C.V. and TAG Pipeline Sur, S. de R.L. de C.V. These shares were valued at their net realizable value, which, as of December 31, 2017, resulted in a negative value that has been recognized in the profit or loss at the end of the year. As of December 31, 2017, available-for-sale current non-financial assets amounted Ps. 1,056,968.